Schedule of cash and cash equivalents (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
Bank accounts		R$ 117	R$ 93
Cash equivalents
Bank deposit certificates (CDBs)	[1]	625	1,416
Overnight	[2]	81	171
Others		2
Short term investments		708	1,587
Cash and cash equivalents		R$ 825	R$ 1,680

[1]	Bank Deposit Certificates
[2]	Overnight